The Diplomat Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2026 (Unaudited)

Principal
Amount		Value
	U.S. TREASURY NOTES — 92.9%
	United States Treasury Note
$12,384,000	4.250%, 8/15/2035[1]	$12,395,616
	TOTAL U.S. TREASURY NOTES
	(Cost $12,485,928)	12,395,616

Number
of Shares
	SHORT-TERM INVESTMENTS — 5.3%
709,735	Fidelity Investments Money Market Government Portfolio - Class I 3.529%[2]	709,735
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $709,735)	709,735
	TOTAL INVESTMENTS — 98.2%
	(Cost $13,195,663)	13,105,351
	Other Assets in Excess of Liabilities — 1.8%	243,953
	TOTAL NET ASSETS — 100.0%	$13,349,304

[1]	All or a portion of this security is segregated as collateral for initial futures margin. The market value of the securities pledged as collateral was $302,469, which represents 2.3% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

The Diplomat Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

FUTURES CONTRACTS

				Value/
Number of				Unrealized
Contracts		Expiration	Notional	Appreciation
Long (Short)	Description	Date	Value	(Depreciation)

54	CME 3M SOFR	September 2027	$13,066,650	$(9,375)
59	U.S. 10 Year Treasury Note	March 2026	6,597,859	(18,172)

TOTAL FUTURES CONTRACTS			$19,664,509	$(27,547)